Variable Interest Entities	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note 4 – Variable Interest Entities

The Company determined that SMCB was a VIE because the Company provided financial support to SMCB in the form of a loan agreement to fund SMCB’s operations. The Company further determined that it was not the primary beneficiary of SMCB because the Company did not have the power to direct or control SMCB’s significant activities related to its business. Accordingly, the Company had not consolidated SMCB’s results of operations and financial position in its condensed consolidated financial statements prior to May 2, 2025.

On May 2, 2025, the Company and SemiCab Holdings acquired 99.99% of the equity shares of SMCB from SemiCab, Inc. As a result, on May 2, 2025, the Company consolidated SMCB’s results of operations and financial position in its condensed consolidated financial statements. A discussion of this transaction is set forth herein in Note 17 – Acquisition of SMCB

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023